Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment
Years
Computers and electronic equipment	3-7
Office furniture and lab equipment	5-17
Vehicles	7
Equipment and machinery	5-10
Land	N/A

Schedule of fair value measurements of the short term and long term
	Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	31,841		31,841
Marketable securities	-	64,359	-	64,359

Total assets	-	96,200	-	96,200

Liabilities:
Long term loan	-	-	3,228	3,228
Contingent short term earnout liability (***)	-	-	4,250	4,250
Contingent long-term earnout liability (***)	-	-	4,089	4,089
Total liabilities	-	-	11,567	11,567

	Balance as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	29,697		29,697
Marketable securities	-	89,911	-	89,911

Total assets	-	119,608	-	119,608

Liabilities:
Long term loan (**)	-	-	3,796	3,796
Contingent short term earnout liability (***)	-	-	42,471	42,471
Contingent long-term earnout liability (***)	-	-	5,814	5,814
Total liabilities	-	-	52,081	52,081

(*)	As of December 31, 2022, approximately $31,841 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.

(**)	As of December 31, 2021, the fair value of the long term loan approximates its carrying value since the loan was originated in September 2021.

(***)	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.

Schedule of financial liabilities where fair value measure
	December 31, 2022	December 31, 2021
	(U.S. $ in thousands)
Fair value at the beginning of the year	$48,285	$-
Initial recognition of earnout liabilities -	-	48,285
Change in fair value of earn out liabilities obligation -	(20,376)	-
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration	(19,570)	-
Fair value at the end of the year	$8,339	$48,285

Schedule of fair value measurements of the short term and long term
	Fair Value at December 31, 2021	Valuation Technique	Significant Unobservable Input

Contingent short term earnout liability — (Nanox AI, MDW Inc. and USARAD Holding Inc.)	$42,471	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Contingent long term earnout liability — (Nanox AI, MDW Inc. and USARAD Holding Inc.)	$5,814	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

	Fair Value at December 31, 2022	Valuation Technique	Significant Unobservable Input

Contingent short term earnout liability — (MDW Inc. and USARAD Holding Inc.)	$4,250	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Contingent long term earnout liability — (USARAD Holding Inc.)	$4,089	Discounted cash flow	contingent payment arrangement terms, and probability of achievement